5. TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Components of income tax expense

The components of income tax expense for the periods ended are as follows:

	March 31, 2013	March 31, 2012	Inception to March 31, 2013 (Unaudited)
Current tax benefit	$(6,930)	$(19,798)	$(124,404)
Deferred tax expense (benefit)	-	-	-
Change in valuation allowance	6,930	19,798	124,404
Use of operating loss carryforward	-	-	-
	$-	$-	$-

	December 31, 2012	December 31, 2011	Inception to December 31, 2012 (unaudited)

Current tax expense (benefit)	$ (43,202)	$ (72,117)	$ (117,474)
Change in valuation allowance	43,202	72,117	117,474

	$ -	$ -	$ -

Difference between income tax expense computed by applying the statutory federal income tax rate

The difference between income tax expense computed by applying the statutory federal income tax rate to earnings before taxes for the periods ended are as follows:

	March 31, 2013		March 31, 2012	Inception to March 31, 2013 (Unaudited)
Pretax loss at federal statutory rate	$	(6,266)	$(17,903)	$(112,493)
State income benefit, net of federal benefit		(664)	(1,895)	(11,911)
Change in valuation allowance		6,930	19,798	124,404
		$-	$-	$-

	December 31, 2012	December 31, 2011	Inception to December 31, 2012 (unaudited)

Pretax loss at federal statutory rate	$ (39,066)	$ (65,212)	$ (106,227)
State income benefit, net of federal benefit	(4,136)	(6,905)	(11,247)
Change in valuation allowance	43,202	72,117	117,474

	$ -	$ -	$ -

Components of deferred taxes

The components of deferred taxes are as follows:

	March 31, 2013	December 31, 2012
Deferred income tax assets:
Operating loss carryforwards	$124,404	$117,474
Less: valuation allowance	(124,404)	(117,474)
Net deferred tax asset	$-	$-

	December 31, 2012	December 31, 2011
Deferred income tax assets:
Operating loss carryforwards	$ 117,474	$ 72,117
Less: Valuation allowance	(117,474)	(72,117)

Net deferred tax asset	$ -	$ -